Basis Of Presentation And Summary Of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Trust's open tax years	2011	2010	2009	2008